WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.3%
Education - 9.9%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$519,317
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	615,733
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,759,510
California State MFA Revenue:
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/41	500,000	500,694
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,960,431
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A	5.000%	10/1/42	1,000,000	1,039,873	(a)(b)
Classical Academies Oceanside Project, Series A	5.000%	10/1/52	2,000,000	2,056,889	(a)(b)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,698,594	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,824,401	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	1,079,246	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	2,736,028
Systemwide, Series C	4.000%	11/1/45	6,000,000	6,170,640
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,254,472	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	925,282	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,309,832

Total Education				32,450,942

Health Care - 7.3%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,124,744
California State Health Facilities Financing Authority Revenue:
Commonspirit Health, Series A, Refunding	4.000%	4/1/45	2,000,000	1,977,821

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	$2,500,000	$2,590,855
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,115,660
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	551,247
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	741,812
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	965,955
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	501,856
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,643,411	(a)
Adventist Health System/West	5.000%	3/1/27	2,570,000	2,811,708	(c)(d)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,355,697
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,508,213
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,309,582

Total Health Care				24,198,561

Housing - 3.4%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,055,286
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,578,964
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,051,889
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,051,136
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,879,263
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,484,706	(a)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	2,000,000	2,008,613

Total Housing				11,109,857

Industrial Revenue - 12.1%
California State County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	2,006,798

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	$4,000,000	$4,046,408
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	979,843	(e)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,540,126	(a)(e)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,765,866
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,994,378
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,042,497	(c)(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,092,287	(e)
Southern California Public Power Authority,
Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	5,389,919
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,086,411
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,915,000	3,995,929

Total Industrial Revenue				39,940,462

Leasing - 8.5%
California State Public Works Board:
Lease Revenue, Green Bonds, Series C	4.000%	11/1/41	3,500,000	3,699,348
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,034,676
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	559,300
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	6,393,199

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	$2,000,000	$2,273,313
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	1,786,498
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	3,920,550
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,221,924
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	4,100,000	4,541,839
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Project, Series A	5.250%	6/1/46	1,250,000	1,426,305	(b)

Total Leasing				27,856,952

Local General Obligation - 6.0%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,255,728
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	516,017
Series 2021	4.000%	8/1/44	1,000,000	1,025,963
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,215,902
Series A, Refunding	0.000%	8/1/36	2,000,000	1,158,706
Series A, Refunding	0.000%	8/1/37	1,000,000	550,158
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,735,160
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,162,518
Series I	0.000%	7/1/35	5,000,000	3,014,172
Series I	0.000%	7/1/36	6,500,000	3,742,284
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,347,338

Total Local General Obligation				19,723,946

Other - 2.3%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,000,206	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	1,500,000	1,499,943	(a)

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	$4,000,000	$4,180,644	(e)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	981,784

Total Other				7,662,577

Power - 8.8%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,489,918
Series C, Refunding	5.000%	10/1/45	2,250,000	2,404,101
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bond, Climate Bond Certified, Series A	4.000%	12/1/27	3,500,000	3,615,708	(c)(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	5,000,000	5,426,183
Series C	5.000%	7/1/42	5,000,000	5,502,880
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,264,727
Series A	5.000%	10/1/39	1,785,000	2,013,554
Northern California Transmission Agency Revenue, California Oregon Project, Series A, Refunding	5.000%	5/1/39	1,500,000	1,630,888
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	976,500	*(f)
Series A	5.050%	7/1/42	170,000	158,100	*(f)
Series XX	5.250%	7/1/40	1,750,000	1,636,250	*(f)
Series ZZ, Refunding	5.250%	7/1/18	400,000	373,000	*(g)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,384,125

Total Power				28,875,934

Pre-Refunded/Escrowed to Maturity - 1.5%
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,322,125	(h)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	1,155,000	1,186,670	(i)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	195,000	195,978	(i)

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	$917,500	$962,323	(i)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	320,000	328,309	(i)

Total Pre-Refunded/Escrowed to Maturity				4,995,405

Special Tax Obligation - 8.2%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,826,816
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	4,538,306
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	383,498
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	870,216
Restructured, Series A-1	4.550%	7/1/40	110,000	111,425
Restructured, Series A-1	5.000%	7/1/58	1,360,000	1,386,133
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,191,486
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,140,000	2,190,248
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	11,007,605
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,623,231
San Francisco, CA, City & County Community Facilities District, Special Tax Revenue:
Series 2021	4.000%	9/1/46	1,000,000	927,558
Series 2021	4.000%	9/1/51	1,000,000	911,569

Total Special Tax Obligation				26,968,091

State General Obligation - 1.3%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/40	1,500,000	1,592,230
Various Purpose, Refunding	4.000%	11/1/45	2,500,000	2,553,186
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	10,635	9,779
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	15,791
Restructured, Series A-1	5.250%	7/1/23	23,091	23,400
Restructured, Series A-1	5.375%	7/1/25	23,026	24,248
Restructured, Series A-1	5.625%	7/1/27	22,818	24,921

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Restructured, Series A-1	5.625%	7/1/29	$22,448	$24,839
Restructured, Series A-1	5.750%	7/1/31	21,803	24,702
Restructured, Series A-1	4.000%	7/1/33	20,675	20,275
Restructured, Series A-1	4.000%	7/1/35	18,584	17,976
Restructured, Series A-1	4.000%	7/1/37	15,950	15,428
Restructured, Series A-1	4.000%	7/1/41	21,686	20,600
Restructured, Series A-1	4.000%	7/1/46	22,553	21,100
Subseries CW	0.000%	11/1/43	102,969	53,415	(d)

Total State General Obligation				4,441,890

Transportation - 15.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,880,800
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.890%	4/1/24	500,000	502,286	(c)(d)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	1,001,356
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,148,651
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,271,481	(e)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	3,300,000	3,626,577	(e)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	750,000	813,283	(e)
Series H, Refunding	5.000%	5/1/27	1,625,000	1,782,036	(e)
Series H, Refunding	5.000%	5/1/28	1,250,000	1,383,378	(e)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,123,473	(e)
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	806,216	(e)
Series B	5.000%	7/1/27	530,000	575,910	(e)
Series B	5.000%	7/1/46	1,500,000	1,633,398	(e)
Series B	5.000%	7/1/51	3,750,000	4,058,642	(e)
Series C	5.000%	7/1/25	1,160,000	1,232,137	(e)
Series C	5.000%	7/1/26	215,000	231,115	(e)
Series C	5.000%	7/1/27	530,000	575,910	(e)

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/34	$8,000,000	$8,984,271	(e)
Series E	5.000%	5/1/50	3,000,000	3,229,968	(e)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	1,000,000	1,115,896	(e)
Stockton, CA, Public Financing Authority, Water Revenue, Series A, Refunding	5.000%	3/1/47	3,250,000	3,419,302

Total Transportation				49,396,086

Water & Sewer - 12.0%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,434,839
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,266,818
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,860,349
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B	5.000%	7/1/43	3,750,000	3,761,780
Series B	5.000%	7/1/43	3,750,000	3,757,981
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	1,000,000	1,128,289
Mountain House Public Financing Authority, CA, Utility Systems Revenue:
Green Bond, Series A, BAM	4.000%	12/1/45	1,000,000	1,014,787
Green Bond, Series A, BAM	4.000%	12/1/50	3,000,000	3,027,724
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,194,869	(a)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,123,018
Series A, Refunding	5.000%	8/1/37	3,350,000	3,750,803
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/43	3,000,000	3,335,068

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	$2,000,000	$2,210,958
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,476,890

Total Water & Sewer				39,344,173

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $320,354,568)				316,964,876

SHORT-TERM INVESTMENTS - 4.2%
MUNICIPAL BONDS - 4.2%
Industrial Revenue - 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.550%	11/1/35	450,000	450,000	(j)(k)

Leasing - 0.2%
San Francisco, CA, City & County Finance Corporation Lease Revenue, Moscone Center Expansion Project, Series 2008-1, Refunding, LOC - State Street Bank & Trust Co.	0.680%	4/1/30	500,000	500,000	(j)(k)

Pollution - 0.8%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.670%	5/1/24	2,700,000	2,700,000	(e)(j)(k)

Transportation - 3.1%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.760%	5/1/30	10,180,000	10,180,000	(e)(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,830,000)				13,830,000

TOTAL INVESTMENTS - 100.5% (Cost - $334,184,568)				330,794,876
Liabilities in Excess of Other Assets - (0.5)%				(1,731,762)

TOTAL NET ASSETS - 100.0%				$329,063,114

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on this security is currently in default as of May 31, 2022.

(g)	The maturity principal is currently in default as of May 31, 2022.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

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Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Municipal Bonds†	—	$316,964,876	—	$316,964,876
Short-Term Investments†	—	13,830,000	—	13,830,000

Total Investments	—	$330,794,876	—	$330,794,876

†	See Schedule of Investments for additional detailed categorizations.

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